Income Taxes - Schedule of Tax Payables (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Taxes Payables [Abstract]
Income tax payable	$ 3,318,644	$ 3,507,752
VAT and tax payable	325,521	502,097
Total	$ 3,644,165	$ 4,009,849